North Square Evanston Multi-Alpha Fund

Schedule of Investments

(Unaudited)

June 30, 2024

Investments in Portfolio Funds*	First Acquisition Date	Cost	Fair Value	Percentage of Net Assets	Liquidity**
Event Driven(a)
Hein Park Offshore Investors Ltd.	1/1/2022	$4,249,999	$3,814,556	4.51%	Quarterly
Redwood Opportunity Offshore Fund, Ltd.	7/1/2020	2,000,100	2,640,552	3.12%	Quarterly
Silver Point Capital Offshore Fund, Ltd.	1/1/2016	4,834,308	7,202,144	8.52%	Annually
Total Event Driven		11,084,407	13,657,252	16.15%
Global Asset Allocation(b)
Castle Hook Offshore Fund Ltd.	1/1/2017	1,976,722	3,698,289	4.37%	Quarterly
Rokos Global Macro Fund Limited	11/1/2015	4,518,711	8,296,322	9.81%	Monthly
TIG Zebedee Core Fund Limited	1/1/2024	5,000,000	5,355,849	6.34%	Monthly
Total Global Asset Allocation		11,495,433	17,350,460	20.52%
Long-Short(c)
12 West Capital Fund Ltd.	3/1/2022	2,400,120	1,667,000	1.97%	Annually
59 North Offshore Partners, Ltd.	5/1/2024	2,500,000	2,549,455	3.02%	Quarterly
Eversept Global Healthcare Offshore Fund, Ltd.	12/1/2020	1,037,498	1,303,474	1.54%	Quarterly
Hill City Capital Offshore Fund Ltd.	7/1/2023	2,500,000	2,593,052	3.07%	Quarterly
Matrix Capital Management Fund (Offshore) Ltd.	7/1/2014	2,709,160	3,611,777	4.27%	Quarterly
Oxbow Fund (Offshore) Limited	9/1/2015	2,515,346	4,069,884	4.81%	Quarterly
Pleiad Asia Offshore Feeder Fund	12/1/2014	1,940,809	2,093,424	2.48%	Quarterly
Soroban Long Only Equity Cayman Fund Ltd	4/1/2024	4,325,547	4,436,559	5.25%	Quarterly
Whale Rock Flagship Fund Ltd.	7/1/2014	129,946	162,688	0.19%	Quarterly
Total Long-Short		20,058,426	22,487,313	26.60%
Relative Value(d)
Boundary Creek Fund Offshore Ltd.	7/1/2021	1,750,000	1,523,647	1.80%	Quarterly
Cassiopeia Fund Ltd.***	7/1/2014	11,144	12,008	0.02%	N/A*****
Dark Forest Global Equity Offshore Fund Ltd.	4/1/2021	4,984,471	4,988,092	5.90%	Quarterly
FourSixThree Overseas Fund, Ltd.	1/1/2022	2,850,000	3,127,935	3.70%	Quarterly
Iguazu Investors (Cayman), SPC	7/1/2014	1,278,071	2,268,569	2.68%	Quarterly
Steelhead Pathfinder Fund Ltd.	1/1/2020	1,804,322	2,308,174	2.73%	Monthly
Total Relative Value		12,678,008	14,228,425	16.83%
Multi-Discipline(e)
140 Summer Partners Offshore Ltd.	2/1/2022	3,281,250	3,965,624	4.69%	Quarterly
Anchorage Capital Partners Offshore, Ltd.	7/1/2014	153,467	240,558	0.28%	N/A*****
Crake Global Feeder Fund ICAV****	10/1/2019	3,000,000	5,805,098	6.87%	Monthly
Sachem Head Offshore Ltd.	7/1/2014	2,693,753	3,850,023	4.55%	Quarterly
Total Multi-Discipline		9,128,470	13,861,303	16.39%
Total Investments in Portfolio Funds		$64,444,744	$81,584,753	96.49%

Remaining assets less liabilities			2,964,876	3.51%
Net assets			$84,549,629	100.00%

North Square Evanston Multi-Alpha Fund

Schedule of Investments (Continued) (Unaudited)

June 30, 2024

* Investments in Portfolio Funds are non-income producing. All Portfolio Funds are domiciled in the Cayman Islands, unless otherwise noted.

** Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms and may be subject to investor level gates. Redemption notice periods range from 30 to 90 days. If applicable, the lock up period is 12-24 months.

*** This Portfolio Fund is domiciled in Bermuda.

**** This Portfolio Fund is domiciled in Ireland.

***** This Portfolio Fund is not redeemable; rather the Fund receives distributions through the liquidation of the underlying assets of this Portfolio Fund.

(a) Event driven strategies involve investing in opportunities created by significant transaction events, such as spin-offs, mergers and acquisitions, and reorganizations. These strategies include but are not limited to risk arbitrage, distressed situations investing, special situations, and opportunistic investing.

(b) Global asset allocation strategies seek to exploit opportunities in various global markets. Portfolio Funds employing these strategies have a broad mandate to invest in those markets and instruments which they believe provide the best opportunity. Portfolio Funds employing a global asset allocation strategy may take positions in currencies, sovereign bonds, global equities and equity indices, or commodities.

(c) Long-short strategies seek to profit by taking positions in equities and generally involve fundamental analysis in the investment decision process. Portfolio Fund Managers in these strategies tend to be "stock pickers" and typically manage market exposure by shifting allocations between long and short investments depending on market conditions and outlook. Long-short strategies may comprise investments in one or multiple countries, including emerging markets and one or multiple sectors.

(d) Relative value strategies seek to profit by exploiting pricing inefficiencies between related instruments while remaining long-term neutral to directional price movements in any one market. Relative value strategies consist of an exposure to some second order aspect of the market.

(e) Multi-discipline managers employ a combination of any of the above mentioned strategies.